Components of other comprehensive (loss) income	12 Months Ended
Dec. 31, 2022
Components of other comprehensive (loss) income
Components of other comprehensive (loss) income

24.  Components of other comprehensive loss

a.	An analysis of the other comprehensive loss for the years ended December 31, 2022 and 2021 is as follows:

			Derivative and		Exchange
	Remeasurements		non-derivative		differences on
	of employee		financial		the translation
	benefits		instruments		of foreign		Total
Other comprehensive loss:
Balance as of January 1st, 2021	US$	(427)	US$	(80,124)	US$	(137,635)	US$	(218,186)
Comprehensive (loss) income of the year		(432)		80,033		(10,489)		69,112
Deferred tax effect		138		(274)		—		(136)
Balances as of December 31, 2021		(721)		(365)		(148,124)		(149,210)
Comprehensive income of the year		253		336		3,471		4,060
Deferred tax effect		(79)		(80)		—		(159)
Net balances as of December 31, 2022	US$	(547)	US$	(109)	US$	(144,653)	US$	(145,309)

b.	An analysis of the effects of the derivative financial instruments in other comprehensive income (loss) for the years ended December 31, 2022, 2021 and 2020 is as follows:

						9
	2022		2021		2020
Derivative and non-derivative financial instruments:
Extrinsic value of changes on jet fuel Asian call options	US$	—	US$	601	US$	(601)
Extrinsic value of changes on jet fuel Zero cost collars		—		484		(7,572)
Income (loss) of the interest rate Cap		336		(128)		(34)
		336		957		(8,207)
Non derivative financial instruments*		—		79,076		(79,824)
Total	US$	336	US$	80,033	US$	(88,031)

*As of December 31, 2021, includes the effect of the discontinuation of the hedging strategies by US$109 million as described in note 3b (i).